Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net premium income	$ 32,917	$ 35,578
Net investment income (loss)	35,400	33,593
Other revenue	10,591	10,399
Total revenue	78,908	79,570
Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	29,967	32,455
Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,950	3,123
Asia [member]
Disclosure of geographical areas [line items]
Net premium income	20,568	20,078
Net investment income (loss)	7,085	7,750
Other revenue	2,300	2,100
Total revenue	29,953	29,928
Asia [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	18,072	17,178
Asia [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,496	2,900
Canada [member]
Disclosure of geographical areas [line items]
Net premium income	8,808	8,749
Net investment income (loss)	8,531	9,801
Other revenue	2,671	2,651
Total revenue	20,010	21,201
Canada [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	8,474	8,388
Canada [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	334	361
U.S. [member]
Disclosure of geographical areas [line items]
Net premium income	3,132	6,385
Net investment income (loss)	19,735	15,816
Other revenue	5,600	5,641
Total revenue	28,467	27,842
U.S. [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	3,012	6,523
U.S. [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	120	(138)
Other [Member]
Disclosure of geographical areas [line items]
Net premium income	409	366
Net investment income (loss)	49	226
Other revenue	20	7
Total revenue	478	599
Other [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	409	$ 366
Other [Member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	$ 0